Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
Stock-based compensation expense included in the condensed consolidated statement of operations was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Cost of revenue	$13	$16	$24	$31
Selling, general and administrative	791	5,477	2,109	6,235
Research and development	56	46	84	83

Total stock-based compensation expense	$860	$5,539	$2,217	$6,349

Stock-based compensation expense included in the consolidated statement of operations and comprehensive loss was as follows:

	Year Ended December 31,
	2023	2022
Cost of revenue	$32	$—
Selling, general, and administrative	8,198	400
Research and development	127	37

Total stock-based compensation expense	$8,357	$437

Summary of Option Activity Under the Plan
The following table summarizes the option activity under the 2010 Plan, 2020 Plan, and the 2023 Plan during the nine months ended September 30, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		(per option)	(in years)	(in thousands)
Outstanding—January 1, 2024	3,886,038	$2.67	6.9	$5,565
Granted	3,686,059	1.86
Cancellations and forfeitures	(447,644)	2.28
Exercised	(16,137)	1.37

Outstanding—September 30, 2024	7,108,316	2.28	7.9	—

Exercisable at September 30, 2024	2,872,814	$2.48	5.9	$—

The following tables summarizes the option activity under the 2010 Plan, 2020 Plan, and the 2023 Plan during the year ended December 31, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		(per option)	(in years)	(in thousands)
Outstanding—January 1, 2023	4,301,968	$2.35	7.7	$9,437
Granted	257,683	$5.41
Cancellations and forfeitures	(375,051)	$2.00
Exercised	(298,562)	$1.15

Outstanding—December 31, 2023	3,886,038	$2.67	6.9	$5,565

Exercisable at December 31, 2023	2,735,884	$2.23	6.2	$4,812

Schedule of Assumptions Used in Black-Scholes Option Pricing Model
The assumptions used in the Black Scholes option-pricing model for the nine months ended September 30, 2024 and 2023 are as follows:

	Nine Months Ended September 30,
	2024	2023
Expected volatility	71%	86%
Risk-free interest rate	4.36%	4.50%
Expected dividend yield	0%	0%
Expected term (in years)	6.1	5.8

The assumptions used in the Black-Scholes option-pricing model are as follows:

	Year Ended December 31,
	2023	2022
Expected volatility	85.8%	63%
Risk-free interest rate	4.5%	3.56%
Expected dividend yield	—%	—%
Expected term (in years)	5.8	5.8

Summary of Restricted Stock Unit Activity Under the Plan
The following table summarizes the restricted stock unit activity under the 2020 Plan and 2023 Plan during the three months ended September 30, 2024:

	Number of RSUs	Weighted Average Grant Date Fair Value
		(per share)
Outstanding—January 1, 2024	643,635	$4.45
Granted	75,000	2.61
Cancellations and forfeitures	—
Vested	(187,857)	4.51

Outstanding—September 30, 2024	530,778	$4.16

The following table summarizes the restricted stock unit activity under the 2020 Plan and 2023 Plan during the year ended December 31, 2023:

	Number of RSUs	Weighted Average Grant Date Fair Value
		(per share)
Outstanding—January 1, 2023	1,415,104	$4.51
Granted	226,175	4.32
Cancellations and forfeitures	(79,232)	4.51
Vested	(918,412)	4.51

Outstanding—December 31, 2023	643,635	4.45